Note 16 - Current Tax Assets and Liabilities - Summary of Current Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
V.A.T. credits	$ 112,161	$ 67,322
Prepaid taxes	55,227	54,010
Current tax assets, current	$ 167,388	$ 121,332